NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2025
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS	NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
(a)Major non-cash transactions
For the year ended December 31, 2023, the Company recorded a non-cash fair value loss of $85.8 million in respect of warrant liability.
For the years ended December 31, 2025, 2024 and 2023, the Company had non-cash additions to right-of-use assets of $42.7 million, $9.3 million and $26.7 million, and lease liabilities of $42.7 million, $9.3 million and $26.7 million, in respect of lease arrangements for buildings, respectively.

For the years ended December 31, 2025, 2024 and 2023, the Company had non-cash additions to collaboration prepaid leases included in the other payables and accruals for the assets leased from the collaboration partner of $11.6 million $15.0 million and $16.3 million, respectively, and had non-cash additions to property, plant and equipment included in trade payables of $0.8 million, $2.3 million and $6.6 million, respectively.
(b)Changes in liabilities arising from financing activities

(Dollars in millions)	Lease liabilities
At January 1, 2025	$49.4
Additions of lease liabilities	42.5
Changes from financing cash flows	(3.6)
Disposal	—
Interest expense	3.5
Interest paid classified as operating cash flows	(3.5)
Foreign exchange movement	6.3
At December 31, 2025	$94.6
At January 1, 2024	47.3
Additions of lease liabilities	9.4
Changes from financing cash flows	(4.0)
Disposal	(0.2)
Interest expense	1.8
Interest paid classified as operating cash flows	(1.8)
Foreign exchange movement	(3.1)
At December 31, 2024	$49.4
At January 1, 2023	23.6
Additions of lease liabilities	26.7
Changes from financing cash flows	(3.8)
Disposal	—
Interest expense	1.4
Interest paid classified as operating cash flows	(1.4)
Foreign exchange movement	0.8
At December 31, 2023	$47.3
(c)Total cash outflow for leases
The total cash outflow for leases included in the statement of cash flows is as follows:

(Dollars in millions)	2025	2024	2023
Within operating activities	$3.5	$1.8	$1.4
Within financing activities	3.6	4.0	3.8
Short-term leases	3.7	3.5	2.3
Total	$10.8	$9.3	$7.5